63923 7/00

Prospectus Supplement
dated July 24, 2000 to:
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PUTNAM VOYAGER FUND
to Prospectuses dated November 30, 1999

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

Manager                 Since  Experience
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Robert R. Beck          1995   1989-Present          Putnam Management
Managing Director
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Roland W. Gillis        1995   1995-Present          Putnam Management
Managing Director              Prior to March 1995   Keystone Custodian
                                                     Funds, Inc
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Paul E. Marrkand        1999   1987-Present          Putnam Management
Senior Vice President
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Michael P. Stack        1997   1997-Present          Putnam Management
Senior Vice President          Prior to Nov. 1997    Independence Investment
                                                     Associates Inc.
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Charles H. Swanberg     1994   1984-Present          Putnam Management
Senior Vice President
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Kevin M. Divney         2000   1997-Present          Putnam Management
Senior Vice President          Prior to July 1997    Franklin Portfolio
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James C. Wiess          2000   2000-Present          Putnam Management
Senior Vice President          Prior to April 2000   J.P. Morgan
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